UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southhampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Chief Compliance Officer
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 07, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $143,095 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     9249   148724          Sole                    58225        0    90499
ARCHER DANIELS MIDLAND CO      COM              039483102     8077   213225          Sole                    86150        0   127075
AT&T INC                       COM              00206R102     7345   225590          Sole                   118364        0   107226
BANK OF AMERICA CORPORATION    COM              060505104     7283   135959          Sole                    78565        0    57394
BRISTOL MYERS SQUIBB CO        COM              110122108     4824   193587          Sole                    93675        0    99912
CHEVRON CORP NEW               COM              166764100     5860    90342          Sole                    46005        0    44337
CITIGROUP INC                  COM              172967101     5872   118228          Sole                    64814        0    53414
CONAGRA FOODS INC              COM              205887102     5518   225426          Sole                   112300        0   113126
DILLARDS INC                   CL A             254067101     2258    68975          Sole                     1275        0    67700
DU PONT E I DE NEMOURS & CO    COM              263534109     4950   115541          Sole                    56325        0    59216
EASTMAN KODAK CO               COM              277461109     4763   212653          Sole                   100925        0   111728
GENERAL MTRS CORP              COM              370442105     7450   223979          Sole                   116125        0   107854
HALLIBURTON CO                 COM              406216101     8628   303258          Sole                   132800        0   170458
HANESBRANDS INC                COM              410345102      644    28625          Sole                    13996        0    14629
HEINZ H J CO                   COM              423074103     6237   148742          Sole                    77825        0    70917
HESS CORP                      COM              42809H107     2264    54650          Sole                     1125        0    53525
ISHARES TR                     RUSSELL 2000     464287655      207     2880          Sole                        0        0     2880
JP MORGAN CHASE & CO           COM              46625H100     6550   139470          Sole                    79731        0    59739
MERCK & CO INC                 COM              589331107     6153   146858          Sole                    71350        0    75508
MIDCAP SPDR TR                 UNIT SER 1       595635103      246     1785          Sole                        0        0     1785
NUCOR CORP                     COM              670346105     8291   167525          Sole                    65600        0   101925
OFFICEMAX INC DEL              COM              67622P101     2160    53025          Sole                      975        0    52050
PFIZER INC                     COM              717081103     5769   203406          Sole                    96825        0   106581
RYDER SYS INC                  COM              783549108     1966    38050          Sole                      725        0    37325
SARA LEE CORP                  COM              803111103     3686   229343          Sole                   112000        0   117343
TRANSOCEAN INC                 ORD              G90078109     2535    34621          Sole                      650        0    33971
VALERO ENERGY CORP NEW         COM              91913Y100     8727   169549          Sole                    69925        0    99624
WELLS FARGO & CO NEW           COM              949746101     5583   154321          Sole                    76050        0    78271